Other current receivables	12 Months Ended
Dec. 31, 2021
Trade and other current receivables [abstract]
Other current receivables	Other current receivables

	As of December 31,
In thousands of USD	2021	2020	2019
VAT receivables	771	943	243
Receivables from employees	—	20	—
Other receivables	6	—	9
Total	777	963	252